COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligation, Fiscal Year Maturity

Minimum
Purchase
Years ended December 31,	Commitment
2022	$201,080
2023	201,080
2024	201,080
2025	201,080
Total	$804,320